Annual Operating Expenses {- Telecommunications Portfolio} - 02.28 Select Portfolios: Group 9 Telecommunications Services Sector Retail Combo PRO-17 - Telecommunications Portfolio - Telecommunications Portfolio
Apr. 29, 2022
Operating Expenses:
Management fee	0.52%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.27%
Total annual operating expenses	0.79%